Acquisitions (Tables)	12 Months Ended
Mar. 31, 2012
Game Show Network, Llc
Fair Values Assigned to Assets and Liabilities

The following table summarizes the preliminary and final fair values assigned to the assets and liabilities of GSN that were recorded in the Pictures segment. Due to the fact that the acquisition closed in March 2011, certain areas of the purchase price allocation were not yet finalized as of the fiscal year ended March 31, 2011, including the fair value of certain tangible assets and liabilities acquired, the valuation of intangible assets acquired, income taxes and residual goodwill. The measurement period adjustments did not have a significant impact on Sony’s results of operations and financial position and, therefore, Sony has not retrospectively adjusted the consolidated financial statements.

	Yen in millions
	Acquired assets and liabilities recorded at fair value as of acquisition date (Preliminary)	Measurement period Adjustments	Acquired assets and liabilities recorded at fair value as of acquisition date (Final)
Cash and cash equivalents	4,039		4,039
Notes and accounts receivable, trade	3,089		3,089
Prepaid expenses and other current assets	395		395
Film costs	4,178		4,178
Property, plant and equipment	220		220
Intangibles	46,749	574	47,323
Goodwill	46,432	(527)	45,905
Other noncurrent assets	38		38

Total assets	105,140	47	105,187

Notes and accounts payable, trade	970		970
Accounts payable, other and accrued expenses	4,131		4,131
Other current liabilities	59		59
Other noncurrent liabilities	1,683	47	1,730

Total liabilities	6,843	47	6,890

Redeemable noncontrolling interest	18,779		18,779
Noncontrolling interest	40,728		40,728

Total	38,790		38,790

Sony and Game Show Network, Llc
Fair Value and Weighted-Average Amortization of Intangible Assets

The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangibles subject to amortization
Television carriage agreements (broadcasting agreements)	33,698	20
Other	4,736	3
Intangible having an indefinite life
Trademarks	8,889	—

Total intangibles	47,323

Sony Ericsson
Fair Values Assigned to Assets and Liabilities

The following table summarizes the fair values assigned to the assets and liabilities of Sony Ericsson that were recorded in the Sony Mobile segment and the IP cross-licensing that was assigned to Corporate for segment reporting purposes.

Yen in millions
Acquired assets and liabilities recorded at fair value as of the acquisition date
Cash and cash equivalents	35,331
Notes and accounts receivable, trade	54,522
Inventories	54,095
Prepaid expenses and other current assets	28,618
Property, plant and equipment	18,075
Intangibles	123,097
Goodwill	128,522
Other noncurrent assets	22,463

Total assets	464,723
Notes and accounts payable, trade	66,522
Accounts payable, other and accrued expenses	61,467
Other current liabilities	136,938
Other noncurrent liabilities	7,126

Total liabilities	272,053
Noncontrolling interest	14,047

Total	178,623

Unaudited Supplemental Pro Forma Financial Information

The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and GSN as though the acquisition had occurred as of the beginning of the fiscal years ended March 31, 2010 and 2011:

	Yen in millions, except per share data
	Fiscal year ended March 31
	2010	2011
	(Unaudited)
Net sales	6,313,222	6,325,310
Operating income	60,685	199,445
Net loss attributable to Sony Corporation’s stockholders	(33,655)	(259,731)
Basic EPS	(33.54)	(258.81)
Diluted EPS	(33.54)	(258.81)

Fair Value and Weighted-Average Amortization of Intangible Assets

The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangibles subject to amortization
IP cross-licensing	60,834	6
Developed technology	24,599	9
Customer relationships	19,597	14
Trademarks	14,086	7
Other	3,981	7

Total intangibles	123,097

Sony and Sony Ericsson
Unaudited Supplemental Pro Forma Financial Information

The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and Sony Ericsson as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2011:

	Yen in millions, except per share data
	Fiscal year ended March 31
	2011	2012
	(Unaudited)
Net sales	6,901,151	5,941,131
Operating income (loss)	231,895	(187,725)
Net loss attributable to Sony Corporation’s stockholders	(226,038)	(654,833)
Basic EPS	(225.24)	(652.50)
Diluted EPS	(225.24)	(652.50)

Sony Computer Entertainment America Inc
Fair Values Assigned to Assets and Liabilities

The following table summarizes the fair values assigned to the assets acquired at the acquisition date.

Yen in millions
Acquired assets recorded at fair value
Inventories	4,370
Other current assets	82
Machinery and equipment	51,083
Intangibles	1,223
Other noncurrent assets	693

Total	57,451